As filed with the Securities and Exchange Commission on August 22, 2025

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,840	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,840	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On August 25, 2025, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment No. 2,832:

iShares Core U.S. REIT ETF

iShares Select U.S. REIT ETF

iShares U.S. Basic Materials ETF

iShares U.S. Consumer Discretionary ETF

iShares U.S. Consumer Staples ETF

iShares U.S. Energy ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Industrials ETF

iShares U.S. Technology ETF

iShares U.S. Transportation ETF

iShares U.S. Utilities ETF

Explanatory Note

This Post-Effective Amendment No. 2,840 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 25, 2025, the effectiveness of the registration statement for the iShares Core U.S. REIT ETF, iShares Select U.S. REIT ETF, iShares U.S. Basic Materials ETF, iShares U.S. Consumer Discretionary ETF, iShares U.S. Consumer Staples ETF, iShares U.S. Energy ETF, iShares U.S. Financial Services ETF, iShares U.S. Financials ETF, iShares U.S. Healthcare ETF, iShares U.S. Industrials ETF, iShares U.S. Technology ETF, iShares U.S. Transportation ETF, iShares U.S. Utilities ETF (the “Funds”), filed in Post-Effective Amendment No. 2,832 on June 23, 2025, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 2,840 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,832 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,840 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 22nd day of August 2025.

iSHARES TRUST

By:
Jessica Tan*
President

Date: August 22, 2025

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,840 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Stephen Cohen* Trustee Date: August 22, 2025

John E. Martinez*
Trustee

Date: August 22, 2025

Cecilia H. Herbert*
Trustee

Date: August 22, 2025

John E. Kerrigan*
Trustee

Date: August 22, 2025

Robert S. Kapito*
Trustee

Date: August 22, 2025

Madhav V. Rajan*
Trustee

Date: August 22, 2025

Jane D. Carlin*
Trustee

Date: August 22, 2025

Drew E. Lawton*
Trustee

Date: August 22, 2025

Richard L. Fagnani*
Trustee

Date: August 22, 2025

James Lam**
Trustee

Date: August 22, 2025

Laura F. Fergerson**
Trustee

Date: August 22, 2025

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: August 22, 2025

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: August 22, 2025

*	Powers of Attorney, each dated March 5, 2024, for Jessica Tan, Stephen Cohen, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,713, filed March 7, 2024.
**	Powers of Attorney, each dated April 8, 2024, for James Lam and Laura F. Fergerson are incorporated herein by reference to Post-Effective Amendment No. 2,726, filed April 18, 2024.